Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 29.8%(1)
Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.6%
________________________________________________________________________________________________________
Dynasty Acquisition Co., Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		65	$65,221
Maverick Purchaser Sub, LLC
Term Loan, Maturing January 22, 2027(2)		150	151,125
TransDigm, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		955	955,516
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		484	485,096
________________________________________________________________________________________________________
			$1,656,958
________________________________________________________________________________________________________
Automotive — 0.8%
________________________________________________________________________________________________________
Adient US, LLC
Term Loan, 6.18%, (USD LIBOR + 4.25%), Maturing May 6, 2024(3)		100	$99,790
Autokiniton US Holdings, Inc.
Term Loan, 8.02%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		123	118,200
Dayco Products, LLC
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		171	154,416
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		383	382,535
IAA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		97	97,848
Panther BF Aggregator 2 L.P.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		549	552,849
Tenneco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		520	510,979
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		148	148,449
________________________________________________________________________________________________________
			$2,065,066
________________________________________________________________________________________________________
Beverage and Tobacco — 0.1%
________________________________________________________________________________________________________
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		294	$288,921
________________________________________________________________________________________________________
			$288,921
________________________________________________________________________________________________________
Brokerage/Securities Dealers/Investment Houses — 0.1%
________________________________________________________________________________________________________
Advisor Group, Inc.
Term Loan, Maturing August 1, 2026(2)		175	$175,312
Clipper Acquisitions Corp.
Term Loan, 3.48%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		172	171,929
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		18	18,068
________________________________________________________________________________________________________
			$365,309
________________________________________________________________________________________________________
Building and Development — 1.2%
________________________________________________________________________________________________________
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		349	$350,040
APi Group DE, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		225	226,500
Brookfield Property REIT, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		148	147,384
Core & Main L.P.
Term Loan, 4.57%, (USD LIBOR + 2.75%), Maturing August 1, 2024(3)		172	172,163
CPG International, Inc.
Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		380	381,686
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		790	794,938
NCI Building Systems, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		99	98,705
Quikrete Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		433	434,112
RE/MAX International, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		390	390,809
Summit Materials Companies I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		123	123,189
________________________________________________________________________________________________________
			$3,119,526
________________________________________________________________________________________________________
Business Equipment and Services — 2.6%
________________________________________________________________________________________________________
AlixPartners, LLP
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		124	$124,706
Allied Universal Holdco, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		43	43,160
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		432	435,912
AppLovin Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		322	323,407
ASGN Incorporated
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		45	45,154
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		123	123,360
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		225	226,687
Ceridian HCM Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		222	223,669
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		219	219,923
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(3)		197	196,991
EIG Investors Corp.
Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		465	464,604
Garda World Security Corporation
Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		120	121,334
IG Investment Holdings, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		427	429,444
IRI Holdings, Inc.
Term Loan, 6.15%, (USD LIBOR + 4.50%), Maturing December 1, 2025(3)		223	217,738
Iron Mountain, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		123	122,710
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		100	100,701
Kronos Incorporated
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		1,021	1,026,914
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		313	315,244
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		50	50,187
Monitronics International, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		201	171,714
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		315	140,261
Pre-Paid Legal Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		67	67,225
Prime Security Services Borrower, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		255	256,259
Red Ventures, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		236	236,226
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		602	601,763
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	111	123,920
Tempo Acquisition, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		146	147,004
West Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		172	146,816
________________________________________________________________________________________________________
			$6,703,033
________________________________________________________________________________________________________
Cable and Satellite Television — 1.3%
________________________________________________________________________________________________________
Charter Communications Operating, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		539	$541,944
CSC Holdings, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		447	448,695
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		149	149,354
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		198	198,734
MCC Iowa, LLC
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		164	164,867
Numericable Group S.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		316	314,115
Radiate Holdco, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		171	171,902
Telenet Financing USD, LLC
Term Loan, Maturing April 30, 2028(2)		575	573,871
UPC Broadband Holding B.V.
Term Loan, Maturing April 30, 2028(2)		125	125,000
Virgin Media Bristol, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		650	651,422
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	175	194,481
________________________________________________________________________________________________________
			$3,534,385
________________________________________________________________________________________________________
Chemicals and Plastics — 1.4%
________________________________________________________________________________________________________
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		315	$315,254
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		329	330,554
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		49	48,718
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		50	49,777
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		333	335,164
H.B. Fuller Company
Term Loan, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		253	254,305
Hexion, Inc.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		124	125,541
INEOS Enterprises Holdings Limited
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	25	27,956
INEOS US Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024		515	515,108
Kraton Polymers, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		62	62,228
Messer Industries GmbH
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		174	173,977
PQ Corporation
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		259	260,328
Pregis TopCo Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		100	100,266
Spectrum Holdings III Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		112	104,146
Starfruit Finco B.V.
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		363	363,499
Tata Chemicals North America, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		161	160,928
Tronox Finance, LLC
Term Loan, 4.52%, (USD LIBOR + 2.75%), Maturing September 23, 2024(3)		443	443,334
________________________________________________________________________________________________________
			$3,671,083
________________________________________________________________________________________________________
Containers and Glass Products — 0.5%
________________________________________________________________________________________________________
Berry Global, Inc.
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		149	$150,245
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		235	233,194
Consolidated Container Company, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		244	245,559
Flex Acquisition Company, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		220	217,415
Pelican Products, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		99	94,067
Reynolds Consumer Products, Inc.
Term Loan, Maturing January 29, 2027(2)		350	349,562
________________________________________________________________________________________________________
			$1,290,042
________________________________________________________________________________________________________
Cosmetics/Toiletries — 0.1%
________________________________________________________________________________________________________
KIK Custom Products, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		296	$291,888
________________________________________________________________________________________________________
			$291,888
________________________________________________________________________________________________________
Drugs — 1.4%
________________________________________________________________________________________________________
Akorn, Inc.
Term Loan, 11.81%, (11.06% Cash (1 mo. USD LIBOR + 10.00%), 0.75% PIK), Maturing April 16, 2021		164	$158,404
Alkermes, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		70	69,950
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		517	478,745
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		194	178,295
Bausch Health Companies, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		739	743,138
Catalent Pharma Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		124	124,889
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		756	732,390
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.56%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		125	125,815
Horizon Therapeutics USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		331	333,457
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		699	587,718
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		233	195,033
________________________________________________________________________________________________________
			$3,727,834
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.2%
________________________________________________________________________________________________________
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		172	$165,264
GFL Environmental, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		345	344,975
________________________________________________________________________________________________________
			$510,239
________________________________________________________________________________________________________
Electronics/Electrical — 3.7%
________________________________________________________________________________________________________
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		395	$391,355
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		416	418,339
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		75	77,219
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		92	92,594
Banff Merger Sub, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		371	366,687
Blackhawk Network Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		123	123,464
Castle US Holding Corporation
Term Loan, Maturing January 27, 2027(2)		192	192,874
CDW, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		550	553,723
Cohu, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		99	98,380
CommScope, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		274	275,134
ECI Macola/Max Holdings, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		123	122,942
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		268	269,591
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		24	24,625
EXC Holdings III Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		74	73,684
Financial & Risk US Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		173	175,459
Flexera Software, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		25	24,701
GlobalLogic Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		65	65,208
Go Daddy Operating Company, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		605	607,514
Hyland Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		172	172,907
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		143	143,757
Informatica, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		447	449,177
MA FinanceCo., LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		815	815,599
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		25	24,568
Microchip Technology Incorporated
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		216	216,716
MTS Systems Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		94	94,302
NCR Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		150	150,513
Renaissance Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		172	171,890
Seattle Spinco, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		167	165,912
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		667	561,497
SolarWinds Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		172	172,403
Solera, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		122	122,867
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		168	168,418
SS&C Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		235	236,022
SurveyMonkey, Inc.
Term Loan, 5.32%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		217	218,608
Tibco Software, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		147	147,532
TriTech Software Systems
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		124	119,316
Uber Technologies, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		314	314,437
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		222	222,006
Ultimate Software Group, Inc. (The)
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		249	250,755
Ultra Clean Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		107	107,478
Verifone Systems, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		173	171,618
Vero Parent, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		220	214,650
Vungle, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		100	99,750
Western Digital Corporation
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		237	237,268
________________________________________________________________________________________________________
			$9,723,459
________________________________________________________________________________________________________
Equipment Leasing — 0.1%
________________________________________________________________________________________________________
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		298	$298,855
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		74	73,779
________________________________________________________________________________________________________
			$372,634
________________________________________________________________________________________________________
Financial Intermediaries — 1.1%
________________________________________________________________________________________________________
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		198	$197,814
Citco Funding, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		645	645,108
Claros Mortgage Trust, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		125	125,311
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(4)		474	196,067
EIG Management Company, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		49	49,279
FinCo. I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		147	147,582
Focus Financial Partners, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		420	422,218
Franklin Square Holdings L.P.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		74	74,387
Greenhill & Co., Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		146	145,610
GreenSky Holdings, LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		197	197,851
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		186	186,552
Harbourvest Partners, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		64	64,161
LPL Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		200	201,083
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		98	98,618
Victory Capital Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		170	171,854
________________________________________________________________________________________________________
			$2,923,495
________________________________________________________________________________________________________
Food Products — 0.9%
________________________________________________________________________________________________________
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		367	$350,907
CHG PPC Parent, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		74	74,337
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		118	110,568
Froneri International PLC
Term Loan, Maturing January 29, 2027(2)		300	301,313
Hearthside Food Solutions, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		99	97,564
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		50	49,144
HLF Financing S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		148	149,421
Jacobs Douwe Egberts International B.V.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		233	234,789
JBS USA Lux S.A.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		695	699,382
Nomad Foods Europe Midco Limited
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		197	197,471
________________________________________________________________________________________________________
			$2,264,896
________________________________________________________________________________________________________
Food Service — 0.7%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		875	$876,230
Aramark Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		140	140,686
IRB Holding Corp.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2025		271	272,156
KFC Holding Co.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		169	170,319
Restaurant Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		25	24,967
US Foods, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		123	123,320
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		249	250,836
________________________________________________________________________________________________________
			$1,858,514
________________________________________________________________________________________________________
Food/Drug Retailers — 0.1%
________________________________________________________________________________________________________
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		67	$66,768
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		79	78,156
________________________________________________________________________________________________________
			$144,924
________________________________________________________________________________________________________
Health Care — 2.8%
________________________________________________________________________________________________________
Accelerated Health Systems, LLC
Term Loan, 5.18%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		74	$74,436
ADMI Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		246	246,804
Alliance Healthcare Services, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		119	114,594
athenahealth, Inc.
Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		223	224,777
Avantor, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		69	69,911
BW NHHC Holdco, Inc.
Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		148	126,511
Change Healthcare Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		880	881,527
CHG Healthcare Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		436	438,649
Ensemble RCM, LLC
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		75	75,210
Envision Healthcare Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		671	567,491
Gentiva Health Services, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		339	340,992
Greatbatch Ltd.
Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		95	95,555
Hanger, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		147	148,358
Inovalon Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		163	164,161
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		258	259,613
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		220	221,140
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		351	346,901
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		150	150,750
One Call Corporation
Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		199	192,079
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		510	504,285
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		352	347,140
Phoenix Guarantor, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		274	274,651
Select Medical Corporation
Term Loan, 4.58%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		374	375,992
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		147	146,497
Tecomet, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		122	122,351
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		220	219,472
Verscend Holding Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		222	223,874
Wink Holdco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		319	317,903
________________________________________________________________________________________________________
			$7,271,624
________________________________________________________________________________________________________
Home Furnishings — 0.2%
________________________________________________________________________________________________________
Serta Simmons Bedding, LLC
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		776	$512,645
________________________________________________________________________________________________________
			$512,645
________________________________________________________________________________________________________
Industrial Equipment — 1.1%
________________________________________________________________________________________________________
Altra Industrial Motion Corp.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		88	$88,886
Apex Tool Group, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		356	352,713
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		50	49,067
DexKo Global, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		122	122,116
EWT Holdings III Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		669	672,936
Filtration Group Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		236	237,604
Gardner Denver, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		144	145,067
Gates Global, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		364	363,122
LTI Holdings, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		25	23,503
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	275	306,800
Robertshaw US Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		147	137,427
Titan Acquisition Limited
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		418	410,673
________________________________________________________________________________________________________
			$2,909,914
________________________________________________________________________________________________________
Insurance — 1.3%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		242	$242,357
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		75	74,637
AmWINS Group, Inc.
Term Loan, 4.41%, (USD LIBOR + 2.75%), Maturing January 25, 2024(3)		348	350,726
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		751	753,491
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		411	412,478
Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	101,475
Hub International Limited
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		714	714,508
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		49	49,399
Sedgwick Claims Management Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		173	173,683
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		391	390,083
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		200	202,500
________________________________________________________________________________________________________
			$3,465,337
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 1.6%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		273	$274,166
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	525	581,280
Ancestry.com Operations, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		124	119,089
Bombardier Recreational Products, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		800	802,942
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		269	256,514
Crown Finance US, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		245	243,419
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		224	223,385
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		110	109,663
Emerald Expositions Holding, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		164	158,675
Lindblad Expeditions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		77	77,406
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		307	309,625
NASCAR Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		118	119,279
Playtika Holding Corp.
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		500	505,469
SRAM, LLC
Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		173	173,654
Steinway Musical Instruments, Inc.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		87	86,751
Travel Leaders Group, LLC
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		123	122,971
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	106	118,458
Term Loan, Maturing July 3, 2026(2)	EUR	19	21,300
________________________________________________________________________________________________________
			$4,304,046
________________________________________________________________________________________________________
Lodging and Casinos — 1.0%
________________________________________________________________________________________________________
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		82	$81,916
CityCenter Holdings, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		415	416,223
Golden Nugget, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		234	235,145
GVC Holdings PLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		147	148,411
Hanjin International Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		75	75,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing March 21, 2025		264	265,794
Playa Resorts Holding B.V.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		366	364,463
Stars Group Holdings B.V. (The)
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		515	519,478
VICI Properties 1, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		239	239,531
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		198	199,012
________________________________________________________________________________________________________
			$2,544,973
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.1%
________________________________________________________________________________________________________
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		97	$99,181
Term Loan, 0.00%, Maturing October 17, 2022(4)		349	63,659
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(4)		75	4,518
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		90	90,225
________________________________________________________________________________________________________
			$257,583
________________________________________________________________________________________________________
Oil and Gas — 0.8%
________________________________________________________________________________________________________
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		76	$76,368
Apergy Corporation
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		32	32,007
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		149	149,507
Buckeye Partners L.P.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		400	404,542
CITGO Petroleum Corporation
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		372	373,351
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		196	169,297
Matador Bidco S.a.r.l.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		75	75,469
McDermott Technology Americas, Inc.
Term Loan, 11.85%, (USD LIBOR + 10.00%), Maturing October 21, 2021(3)		62	64,415
Term Loan, 0.00%, Maturing May 9, 2025(4)		172	109,583
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		119	117,713
PSC Industrial Holdings Corp.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		123	122,194
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 14, 2020(4)		17	9,778
Term Loan, 0.00%, Maturing February 14, 2020(4)		27	16,008
Term Loan, 0.00%, Maturing February 14, 2020(4)		207	120,811
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		63	64,155
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(5)		73	59,294
Term Loan - Second Lien, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		63	64,155
UGI Energy Services, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		149	149,903
________________________________________________________________________________________________________
			$2,178,550
________________________________________________________________________________________________________
Publishing — 0.4%
________________________________________________________________________________________________________
Ascend Learning, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		171	$171,918
Getty Images, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		147	146,338
Harland Clarke Holdings Corp.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		126	100,990
LSC Communications, Inc.
Term Loan, 7.06%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		133	88,639
ProQuest, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		275	275,515
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026		275	277,750
Tweddle Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		37	34,614
________________________________________________________________________________________________________
			$1,095,764
________________________________________________________________________________________________________
Radio and Television — 0.5%
________________________________________________________________________________________________________
Diamond Sports Group, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		449	$448,314
Entercom Media Corp.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		113	114,146
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		127	126,252
Gray Television, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		85	85,487
Hubbard Radio, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025		95	95,106
iHeartCommunications, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026		77	76,818
Term Loan, Maturing May 1, 2026(2)		75	75,359
Mission Broadcasting, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		48	47,801
Nexstar Broadcasting, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		234	234,818
Sinclair Television Group, Inc.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		100	100,249
________________________________________________________________________________________________________
			$1,404,350
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.6%
________________________________________________________________________________________________________
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022		238	$162,512
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024		244	244,171
BJ's Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024		139	139,614
David's Bridal, Inc.
Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023		57	56,080
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024		143	142,653
Hoya Midco, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		170	169,383
J. Crew Group, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(5)		515	416,231
LSF9 Atlantis Holdings, LLC
Term Loan, 7.68%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023		164	151,621
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		95	25,515
________________________________________________________________________________________________________
			$1,507,780
________________________________________________________________________________________________________
Steel — 0.3%
________________________________________________________________________________________________________
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		232	$232,804
GrafTech Finance, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		307	306,132
Neenah Foundry Company
Term Loan, 8.31%, (USD LIBOR + 6.50%), Maturing December 13, 2022(3)		105	103,130
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		123	118,616
Zekelman Industries, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		125	125,259
________________________________________________________________________________________________________
			$885,941
________________________________________________________________________________________________________
Surface Transport — 0.1%
________________________________________________________________________________________________________
1199169 B.C. Unlimited Liability Company
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		35	$35,065
XPO Logistics, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		100	100,569
________________________________________________________________________________________________________
			$135,634
________________________________________________________________________________________________________
Telecommunications — 1.4%
________________________________________________________________________________________________________
CenturyLink, Inc.
Term Loan, Maturing March 15, 2027(2)		1,050	$1,050,000
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		122	111,038
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		210	191,978
Intelsat Jackson Holdings S.A.
Term Loan, 6.31%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		250	254,219
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		181	153,884
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 15, 2026	EUR	75	83,938
Onvoy, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		122	109,710
Plantronics, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		180	173,446
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		608	600,404
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		147	134,971
Telesat Canada
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		200	201,624
Ziggo Financing Partnership
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		625	626,107
________________________________________________________________________________________________________
			$3,691,319
________________________________________________________________________________________________________
Utilities — 0.7%
________________________________________________________________________________________________________
Brookfield WEC Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		322	$323,023
Calpine Construction Finance Company L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		166	166,160
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		418	419,858
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		457	459,355
Lightstone Holdco, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		7	6,670
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		126	118,257
Talen Energy Supply, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		125	125,152
USIC Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		172	171,677
________________________________________________________________________________________________________
			$1,790,152
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans
(identified cost $80,398,262)			$78,467,818
________________________________________________________________________________________________________
Corporate Bonds & Notes — 17.6%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.8%
________________________________________________________________________________________________________
Bombardier, Inc.
6.00%, 10/15/22 (6)		487	$478,477
6.125%, 1/15/23 (6)		113	111,759
TransDigm, Inc.
6.50%, 7/15/24		250	258,599
6.50%, 5/15/25		1,000	1,042,085
6.25%, 3/15/26 (6)		179	193,387
________________________________________________________________________________________________________
			$2,084,307
________________________________________________________________________________________________________
Automotive — 0.5%
________________________________________________________________________________________________________
Navistar International Corp.
6.625%, 11/1/25(6)		385	$404,571
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26 (6)		129	138,607
8.50%, 5/15/27 (6)		736	792,562
________________________________________________________________________________________________________
			$1,335,740
________________________________________________________________________________________________________
Building and Development — 0.6%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(6)		19	$19,672
Builders FirstSource, Inc.
5.625%, 9/1/24(6)		105	109,419
Core & Main Holdings, L.P.
8.625%, (8.625% cash or 9.375% PIK), 9/15/24(6)(7)		69	72,134
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(6)		84	87,149
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(6)		187	193,799
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)		675	688,780
Standard Industries, Inc.
6.00%, 10/15/25(6)		350	366,184
________________________________________________________________________________________________________
			$1,537,137
________________________________________________________________________________________________________
Business Equipment and Services — 0.9%
________________________________________________________________________________________________________
EIG Investors Corp.
10.875%, 2/1/24		960	$993,998
KAR Auction Services, Inc.
5.125%, 6/1/25(6)		163	167,550
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(6)		12	12,593
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,000	1,150,347
West Corp.
8.50%, 10/15/25(6)		81	64,598
________________________________________________________________________________________________________
			$2,389,086
________________________________________________________________________________________________________
Cable and Satellite Television — 1.0%
________________________________________________________________________________________________________
Altice France S.A.
7.375%, 5/1/26(6)		355	$378,306
Altice Luxembourg S.A.
10.50%, 5/15/27(6)		269	311,542
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26 (6)		1,000	1,047,323
4.75%, 3/1/30 (6)		75	77,248
CSC Holdings, LLC
7.50%, 4/1/28 (6)		500	570,011
5.75%, 1/15/30 (6)		200	215,254
TEGNA, Inc.
5.00%, 9/15/29(6)		74	75,018
________________________________________________________________________________________________________
			$2,674,702
________________________________________________________________________________________________________
Conglomerates — 0.3%
________________________________________________________________________________________________________
Spectrum Brands, Inc.
5.00%, 10/1/29(6)		530	$552,261
TMS International Holding Corp.
7.25%, 8/15/25(6)		281	266,364
________________________________________________________________________________________________________
			$818,625
________________________________________________________________________________________________________
Containers and Glass Products — 0.5%
________________________________________________________________________________________________________
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(6)		1,332	$1,377,788
________________________________________________________________________________________________________
			$1,377,788
________________________________________________________________________________________________________
Distribution & Wholesale — 0.0%(8)
________________________________________________________________________________________________________
Performance Food Group, Inc.
5.50%, 10/15/27(6)		69	$72,797
________________________________________________________________________________________________________
			$72,797
________________________________________________________________________________________________________
Diversified Financial Services — 0.2%
________________________________________________________________________________________________________
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(6)		460	$481,052
________________________________________________________________________________________________________
			$481,052
________________________________________________________________________________________________________
Drugs — 0.4%
________________________________________________________________________________________________________
Bausch Health Americas, Inc.
8.50%, 1/31/27(6)		63	$71,385
Bausch Health Companies, Inc.
5.875%, 5/15/23 (6)		24	24,225
9.00%, 12/15/25(6)		338	382,363
5.75%, 8/15/27 (6)		31	33,224
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(6)		400	412,139
________________________________________________________________________________________________________
			$923,336
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.8%
________________________________________________________________________________________________________
Covanta Holding Corp.
5.875%, 7/1/25		1,000	$1,040,102
GFL Environmental, Inc.
5.375%, 3/1/23 (6)		152	155,610
7.00%, 6/1/26 (6)		160	167,208
8.50%, 5/1/27 (6)		475	518,629
Waste Pro USA, Inc.
5.50%, 2/15/26(6)		115	118,413
________________________________________________________________________________________________________
			$1,999,962
________________________________________________________________________________________________________
Electronics/Electrical — 0.8%
________________________________________________________________________________________________________
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,005,720
Perusahaan Listrik Negara PT
5.25%, 10/24/42(9)		1,000	1,138,435
Sensata Technologies, Inc.
4.375%, 2/15/30(6)		45	45,723
________________________________________________________________________________________________________
			$2,189,878
________________________________________________________________________________________________________
Energy — 0.0%(8)
________________________________________________________________________________________________________
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		75	$77,187
________________________________________________________________________________________________________
			$77,187
________________________________________________________________________________________________________
Financial Intermediaries — 0.2%
________________________________________________________________________________________________________
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		435	$443,387
________________________________________________________________________________________________________
			$443,387
________________________________________________________________________________________________________
Financial Services — 0.3%
________________________________________________________________________________________________________
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		1	$826,800
________________________________________________________________________________________________________
			$826,800
________________________________________________________________________________________________________
Food Products — 0.3%
________________________________________________________________________________________________________
Iceland Bondco PLC
5.015%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(6)(10)	GBP	31	$41,021
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(6)		537	580,953
Post Holdings, Inc.
5.625%, 1/15/28(6)		65	68,858
________________________________________________________________________________________________________
			$690,832
________________________________________________________________________________________________________
Health Care — 1.2%
________________________________________________________________________________________________________
Centene Corp.
5.25%, 4/1/25 (6)		635	$660,400
5.375%, 8/15/26 (6)		113	120,345
Eagle Holding Co. II, LLC
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(6)(7)		360	364,241
HCA, Inc.
5.875%, 2/1/29		753	889,556
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(6)		439	450,177
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(6)		691	671,037
________________________________________________________________________________________________________
			$3,155,756
________________________________________________________________________________________________________
Industrial Equipment — 0.0%(8)
________________________________________________________________________________________________________
Colfax Corp.
6.00%, 2/15/24 (6)		36	$37,977
6.375%, 2/15/26 (6)		59	63,425
________________________________________________________________________________________________________
			$101,402
________________________________________________________________________________________________________
Insurance — 0.4%
________________________________________________________________________________________________________
Hub International, Ltd.
7.00%, 5/1/26(6)		948	$978,786
________________________________________________________________________________________________________
			$978,786
________________________________________________________________________________________________________
Internet Software & Services — 0.2%
________________________________________________________________________________________________________
Netflix, Inc.
5.875%, 11/15/28		230	$259,440
Riverbed Technology, Inc.
8.875%, 3/1/23(6)		260	167,700
________________________________________________________________________________________________________
			$427,140
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 0.8%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27		2,000	$1,705,050
Mattel, Inc.
6.75%, 12/31/25(6)		10	10,746
Viking Cruises, Ltd.
5.875%, 9/15/27(6)		320	328,608
________________________________________________________________________________________________________
			$2,044,404
________________________________________________________________________________________________________
Lodging and Casinos — 1.3%
________________________________________________________________________________________________________
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(6)		657	$668,432
ESH Hospitality, Inc.
4.625%, 10/1/27(6)		91	91,623
Golden Entertainment, Inc.
7.625%, 4/15/26(6)		43	46,499
Golden Nugget, Inc.
8.75%, 10/1/25(6)		526	554,015
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		55	55,985
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
4.625%, 4/1/25		1,000	1,025,415
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27		44	49,005
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(6)		500	544,050
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(6)		278	288,773
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(6)		51	53,008
________________________________________________________________________________________________________
			$3,376,805
________________________________________________________________________________________________________
Media — 0.2%
________________________________________________________________________________________________________
Nexstar Broadcasting, Inc.
5.625%, 7/15/27(6)		62	$65,450
Scripps Escrow, Inc.
5.875%, 7/15/27(6)		477	500,540
________________________________________________________________________________________________________
			$565,990
________________________________________________________________________________________________________
Metals/Mining — 0.2%
________________________________________________________________________________________________________
Hecla Mining Co.
6.875%, 5/1/21		550	$550,138
________________________________________________________________________________________________________
			$550,138
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.3%
________________________________________________________________________________________________________
First Quantum Minerals, Ltd.
7.25%, 4/1/23(6)		834	$827,920
New Gold, Inc.
6.25%, 11/15/22(6)		89	89,389
________________________________________________________________________________________________________
			$917,309
________________________________________________________________________________________________________
Oil and Gas — 2.0%
________________________________________________________________________________________________________
Archrock Partners L.P./Archrock Partners Finance Corp.
6.875%, 4/1/27(6)		250	$267,257
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(6)		550	540,371
Cheniere Energy Partners, L.P.
4.50%, 10/1/29(6)		93	94,800
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(6)		1,000	947,900
Hilcorp Energy I, L.P./Hilcorp Finance Co.
5.00%, 12/1/24 (6)		240	219,100
5.75%, 10/1/25 (6)		2	1,814
6.25%, 11/1/28 (6)		419	374,103
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(6)		1,000	1,037,915
Petroleos Mexicanos
6.50%, 3/13/27		1,100	1,195,719
Tervita Escrow Corp.
7.625%, 12/1/21(6)		620	632,245
________________________________________________________________________________________________________
			$5,311,224
________________________________________________________________________________________________________
Packaging & Containers — 0.3%
________________________________________________________________________________________________________
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(6)(7)		690	$712,839
________________________________________________________________________________________________________
			$712,839
________________________________________________________________________________________________________
Pipelines — 0.1%
________________________________________________________________________________________________________
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(6)		83	$83,732
EnLink Midstream, LLC
5.375%, 6/1/29		71	64,420
________________________________________________________________________________________________________
			$148,152
________________________________________________________________________________________________________
Publishing — 0.6%
________________________________________________________________________________________________________
Laureate Education, Inc.
8.25%, 5/1/25(6)		975	$1,046,897
Terrier Media Buyer, Inc.
8.875%, 12/15/27(6)		500	516,250
________________________________________________________________________________________________________
			$1,563,147
________________________________________________________________________________________________________
Radio and Television — 0.6%
________________________________________________________________________________________________________
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(6)		425	$463,605
Diamond Sports Group, LLC/Diamond Sports Finance Co.
6.625%, 8/15/27(6)		450	421,583
iHeartCommunications, Inc.
6.375%, 5/1/26		27	29,313
8.375%, 5/1/27		49	53,497
Sirius XM Radio, Inc.
4.625%, 7/15/24 (6)		124	128,831
5.50%, 7/1/29 (6)		500	539,000
________________________________________________________________________________________________________
			$1,635,829
________________________________________________________________________________________________________
Steel — 0.3%
________________________________________________________________________________________________________
Allegheny Technologies, Inc.
7.875%, 8/15/23		700	$768,100
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(6)		73	74,247
________________________________________________________________________________________________________
			$842,347
________________________________________________________________________________________________________
Surface Transport — 0.3%
________________________________________________________________________________________________________
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(6)		350	$388,069
XPO Logistics, Inc.
6.125%, 9/1/23(6)		346	358,399
________________________________________________________________________________________________________
			$746,468
________________________________________________________________________________________________________
Technology — 0.4%
________________________________________________________________________________________________________
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(6)		895	$941,988
________________________________________________________________________________________________________
			$941,988
________________________________________________________________________________________________________
Telecommunications — 0.7%
________________________________________________________________________________________________________
CenturyLink, Inc.
7.50%, 4/1/24		66	$74,608
CommScope Technologies, LLC
5.00%, 3/15/27(6)		169	153,794
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(6)		200	212,000
Hughes Satellite Systems Corp.
6.625%, 8/1/26		470	519,513
Sprint Capital Corp.
6.875%, 11/15/28		191	194,696
Sprint Communications, Inc.
6.00%, 11/15/22		25	25,857
Sprint Corp.
7.875%, 9/15/23		605	644,007
ViaSat, Inc.
5.625%, 4/15/27(6)		62	65,054
________________________________________________________________________________________________________
			$1,889,529
________________________________________________________________________________________________________
Utilities — 0.1%
________________________________________________________________________________________________________
AES Corp. (The)
5.50%, 4/15/25		14	$14,472
Calpine Corp.
5.75%, 1/15/25		104	107,174
5.25%, 6/1/26 (6)		75	77,619
TerraForm Power Operating, LLC
4.25%, 1/31/23 (6)		45	46,366
5.00%, 1/31/28 (6)		70	75,730
________________________________________________________________________________________________________
			$321,361
________________________________________________________________________________________________________
Total Corporate Bonds & Notes
(identified cost $45,264,546)			$46,153,230
________________________________________________________________________________________________________

Foreign Government Securities — 12.9%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Angola — 0.5%
________________________________________________________________________________________________________
Republic of Angola
8.25%, 5/9/28(9)		1,230	$1,328,027
________________________________________________________________________________________________________
Total Angola			$1,328,027
________________________________________________________________________________________________________
Bahamas — 0.7%
________________________________________________________________________________________________________
Commonwealth of Bahamas
5.75%, 1/16/24(9)		1,800	$1,959,768
________________________________________________________________________________________________________
Total Bahamas			$1,959,768
________________________________________________________________________________________________________
Bahrain — 0.4%
________________________________________________________________________________________________________
Kingdom of Bahrain
6.75%, 9/20/29(9)		483	$563,168
7.00%, 10/12/28(9)		472	557,831
________________________________________________________________________________________________________
Total Bahrain			$1,120,999
________________________________________________________________________________________________________
Barbados — 0.7%
________________________________________________________________________________________________________
Government of Barbados
6.50%, 2/1/21(6)		98	$98,137
6.50%, 10/1/29(6)		1,596	1,617,539
________________________________________________________________________________________________________
Total Barbados			$1,715,676
________________________________________________________________________________________________________
Benin — 0.4%
________________________________________________________________________________________________________
Benin Government International Bond
5.75%, 3/26/26(9)	EUR	904	$1,039,846
________________________________________________________________________________________________________
Total Benin			$1,039,846
________________________________________________________________________________________________________
Colombia — 0.5%
________________________________________________________________________________________________________
Republic of Colombia
5.00%, 6/15/45		1,050	$1,278,307
________________________________________________________________________________________________________
Total Colombia			$1,278,307
________________________________________________________________________________________________________
Costa Rica — 0.5%
________________________________________________________________________________________________________
Costa Rica Government International Bond
5.625%, 4/30/43(9)		479	$446,397
7.158%, 3/12/45(9)		901	968,300
________________________________________________________________________________________________________
Total Costa Rica			$1,414,697
Ecuador — 0.4%
________________________________________________________________________________________________________
Republic of Ecuador
7.875%, 3/27/25(9)		1,280	$1,098,560
________________________________________________________________________________________________________
Total Ecuador			$1,098,560
________________________________________________________________________________________________________
Egypt — 1.9%
________________________________________________________________________________________________________
Arab Republic of Egypt
8.15%, 11/20/59(9)		1,599	$1,754,455
8.50%, 1/31/47(9)		1,500	1,720,101
8.70%, 3/1/49(9)		1,331	1,537,656
________________________________________________________________________________________________________
Total Egypt			$5,012,212
________________________________________________________________________________________________________
El Salvador — 1.1%
________________________________________________________________________________________________________
Republic of El Salvador
7.125%, 1/20/50(9)		1,808	$1,985,066
7.625%, 2/1/41(9)		150	174,892
7.65%, 6/15/35(9)		383	446,557
8.25%, 4/10/32(9)		120	146,922
________________________________________________________________________________________________________
Total El Salvador			$2,753,437
________________________________________________________________________________________________________
Fiji — 0.4%
________________________________________________________________________________________________________
Republic of Fiji
6.625%, 10/2/20(9)		929	$933,645
________________________________________________________________________________________________________
Total Fiji			$933,645
________________________________________________________________________________________________________
Ghana — 0.5%
________________________________________________________________________________________________________
Ghana Government International Bond
8.95%, 3/26/51(9)		1,250	$1,281,614
________________________________________________________________________________________________________
Total Ghana			$1,281,614
________________________________________________________________________________________________________
Jordan — 0.5%
________________________________________________________________________________________________________
Jordan Government International Bond
7.375%, 10/10/47(9)		1,200	$1,322,261
________________________________________________________________________________________________________
Total Jordan			$1,322,261
________________________________________________________________________________________________________
Kenya — 0.4%
________________________________________________________________________________________________________
Republic of Kenya
7.25%, 2/28/28(9)		1,000	$1,082,361
________________________________________________________________________________________________________
Total Kenya			$1,082,361
________________________________________________________________________________________________________
Nigeria — 0.9%
________________________________________________________________________________________________________
Republic of Nigeria
7.875%, 2/16/32(9)		1,120	$1,174,180
8.747%, 1/21/31(9)		1,027	1,150,343
________________________________________________________________________________________________________
Total Nigeria			$2,324,523
________________________________________________________________________________________________________
Pakistan — 0.5%
________________________________________________________________________________________________________
Pakistan Government International Bond
6.875%, 12/5/27(9)		1,200	$1,271,100
________________________________________________________________________________________________________
Total Pakistan			$1,271,100
________________________________________________________________________________________________________
Seychelles — 0.3%
________________________________________________________________________________________________________
Republic of Seychelles
8.00%, 1/1/26(9)		834	$879,012
________________________________________________________________________________________________________
Total Seychelles			$879,012
________________________________________________________________________________________________________
Suriname — 0.2%
________________________________________________________________________________________________________
Republic of Suriname
9.25%, 10/26/26(9)		664	$569,611
________________________________________________________________________________________________________
Total Suriname			$569,611
________________________________________________________________________________________________________
Ukraine — 2.1%
________________________________________________________________________________________________________
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(6)(9)(11)		1,836	$1,824,525
7.75%, 9/1/20(9)		160	164,258
9.75%, 11/1/28(9)		2,864	3,573,006
________________________________________________________________________________________________________
Total Ukraine			$5,561,789
________________________________________________________________________________________________________
________________________________________________________________________________________________________
Total Foreign Government Securities
(identified cost $31,409,896)			$33,947,445
________________________________________________________________________________________________________
Sovereign Loans — 1.4%
Borrower		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Kenya — 0.7%
________________________________________________________________________________________________________
Government of Kenya
Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)		$1,850	$1,865,690
________________________________________________________________________________________________________
Total Kenya			$1,865,690
________________________________________________________________________________________________________
Nigeria — 0.2%
________________________________________________________________________________________________________
Bank of Industry Limited
Term Loan, 7.85%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(10)(12)		$450	$462,165
________________________________________________________________________________________________________
Total Nigeria			$462,165
________________________________________________________________________________________________________
Tanzania — 0.5%
________________________________________________________________________________________________________
Government of the United Republic of Tanzania
Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)		$1,357	$1,411,733
________________________________________________________________________________________________________
Total Tanzania			$1,411,733
________________________________________________________________________________________________________
Total Sovereign Loans
(identified cost $3,648,184)			$3,739,588
________________________________________________________________________________________________________
Mortgage Pass-Throughs — 9.4%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
2.875%, (COF + 1.25%), with maturity at 2035(13)		$1,046	$1,059,057
3.00%, with maturity at 2050		4,000	4,119,038
4.50%, with various maturities to 2048		473	492,431
6.00%, with maturity at 2029		910	1,015,293
6.15%, with maturity at 2027		182	198,801
6.50%, with maturity at 2032		818	919,086
7.00%, with maturity at 2036		920	1,052,753
7.50%, with maturity at 2024		308	322,961
9.00%, with maturity at 2031		25	28,184
9.50%, with maturity at 2022		2	1,627
________________________________________________________________________________________________________
			$9,209,231
________________________________________________________________________________________________________
Federal National Mortgage Association:
3.649%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(13)		$281	$291,683
4.50%, with maturity at 2049		5,088	5,390,988
5.00%, with various maturities to 2040		1,501	1,661,667
5.50%, with various maturities to 2033		1,007	1,120,352
6.00%, with maturity at 2023		403	425,253
6.328%, (COF + 2.00%), with maturity at 2032(13)		344	376,018
6.50%, with various maturities to 2036		1,985	2,241,769
7.00%, with various maturities to 2037		931	1,048,347
10.00%, with various maturities to 2031		15	16,810
________________________________________________________________________________________________________
			$12,572,887
________________________________________________________________________________________________________
Government National Mortgage Association:
4.50%, with maturity at 2047		$1,545	$1,673,488
7.50%, with maturity at 2025		424	451,104
8.00%, with maturity at 2034		844	945,202
9.50%, with maturity at 2025		11	11,631
________________________________________________________________________________________________________
			$3,081,425
________________________________________________________________________________________________________
Total Mortgage Pass-Throughs
(identified cost $24,163,341)			$24,863,543
________________________________________________________________________________________________________
Collateralized Mortgage Obligations — 25.7%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29		$391	$435,031
Series 2167, Class BZ, 7.00%, 6/15/29		365	411,514
Series 2182, Class ZB, 8.00%, 9/15/29		611	702,797
Series 4273, Class PU, 4.00%, 11/15/43		420	477,565
Series 4337, Class YT, 3.50%, 4/15/49		1,464	1,488,931
Series 4416, Class SU, 5.038%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(14)		322	324,784
Series 4452, Class ZJ, 3.00%, 11/15/44		1,136	1,141,899
Series 4584, Class PM, 3.00%, 5/15/46		682	701,174
Series 4608, Class TV, 3.50%, 1/15/55		1,527	1,544,491
Series 4630, Class CZ, 3.00%, 12/15/43		833	842,088
Series 4677, Class SB, 8.877%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(14)		494	525,982
Series 4746, Class CZ, 4.00%, 11/15/47		47	46,768
Series 4751, Class ZC, 4.00%, 11/15/47		198	198,799
Series 4774, Class QD, 4.50%, 1/15/43		1,725	1,802,300
Series 4776, Class C, 4.50%, 3/15/43		1,835	1,907,301
Series 4858, Class LA, 4.50%, 8/15/43		1,284	1,336,149
Series 4941, Class ZD, 3.50%, 9/25/49		935	937,747
Interest Only:(15)

Series 362, Class C7, 3.50%, 9/15/47		$4,769	$578,385
Series 2631, Class DS, 5.424%, (7.10% - 1 mo. USD LIBOR), 6/15/33(14)		779	115,545
Series 2770, Class SH, 5.424%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)		1,119	248,059
Series 2981, Class CS, 5.044%, (6.72% - 1 mo. USD LIBOR), 5/15/35(14)		619	108,255
Series 3114, Class TS, 4.974%, (6.65% - 1 mo. USD LIBOR), 9/15/30(14)		1,439	198,794
Series 3339, Class JI, 4.914%, (6.59% - 1 mo. USD LIBOR), 7/15/37(14)		1,886	381,436
Series 4109, Class ES, 4.474%, (6.15% - 1 mo. USD LIBOR), 12/15/41(14)		34	7,481
Series 4121, Class IM, 4.00%, 10/15/39		2,037	83,311
Series 4163, Class GS, 4.524%, (6.20% - 1 mo. USD LIBOR), 11/15/32(14)		3,061	586,877
Series 4169, Class AS, 4.574%, (6.25% - 1 mo. USD LIBOR), 2/15/33(14)		1,652	287,211
Series 4180, Class GI, 3.50%, 8/15/26		1,098	59,949
Series 4203, Class QS, 4.574%, (6.25% - 1 mo. USD LIBOR), 5/15/43(14)		1,818	258,874
Series 4212, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 7/15/38(14)		1,526	35,915
Series 4332, Class KI, 4.00%, 9/15/43		726	60,525
Series 4370, Class IO, 3.50%, 9/15/41		1,096	85,557
Series 4497, Class CS, 4.524%, (6.20% - 1 mo. USD LIBOR), 9/15/44(14)		2,737	409,543
Series 4507, Class EI, 4.00%, 8/15/44		2,828	346,829
Series 4535, Class JS, 4.424%, (6.10% - 1 mo. USD LIBOR), 11/15/43(14)		3,017	288,883
Series 4548, Class JS, 4.424%, (6.10% - 1 mo. USD LIBOR), 9/15/43(14)		3,065	316,737
Series 4626, Class UZ, 3.50%, 1/15/55		2,169	2,174,758
Series 4629, Class QI, 3.50%, 11/15/46		2,894	342,091
Series 4644, Class TI, 3.50%, 1/15/45		2,283	206,690
Series 4653, Class PI, 3.50%, 7/15/44		2,001	96,529
Series 4667, Class PI, 3.50%, 5/15/42		3,346	203,928
Series 4676, Class DI, 4.00%, 7/15/44		3,816	217,579
Series 4744, Class IO, 4.00%, 11/15/47		2,336	313,171
Series 4749, Class IL, 4.00%, 12/15/47		1,809	243,547
Series 4767, Class IM, 4.00%, 5/15/45		2,080	131,029
Series 4768, Class IO, 4.00%, 3/15/48		2,196	301,241
Series 4772, Class PI, 4.00%, 1/15/48		1,590	220,158
Principal Only:(16)
Series 3309, Class DO, 0.00%, 4/15/37		994	912,374
Series 4478, Class PO, 0.00%, 5/15/45		580	525,042
________________________________________________________________________________________________________
			$25,171,623
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 3.461%, (1 mo. USD LIBOR + 1.80%), 7/25/30(10)		$2	$1,518,171
________________________________________________________________________________________________________
			$1,518,171
________________________________________________________________________________________________________
Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21		$10	$10,008
Series 1991-122, Class N, 7.50%, 9/25/21		11	11,477
Series 1994-42, Class K, 6.50%, 4/25/24		120	127,994
Series 1997-38, Class N, 8.00%, 5/20/27		209	239,078
Series 2007-74, Class AC, 5.00%, 8/25/37		1,084	1,195,189
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(14)		307	344,651
Series 2012-134, Class ZT, 2.00%, 12/25/42		1,120	1,069,917
Series 2013-6, Class TA, 1.50%, 1/25/43		1,059	1,036,307
Series 2013-52, Class MD, 1.25%, 6/25/43		1,135	1,088,074
Series 2013-99, Class CF, 2.661%, (1 mo. USD LIBOR + 1.00%), 7/25/43(10)		437	421,122
Series 2015-74, Class SL, 1.374%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(14)		867	690,137
Series 2017-15, Class LE, 3.00%, 6/25/46		1,035	1,044,418
Series 2017-66, Class ZJ, 3.00%, 9/25/57		783	782,237
Series 2017-96, Class Z, 3.00%, 12/25/57		318	315,110
Series 2017-110, Class Z, 3.00%, 2/25/57		285	282,428
Series 2018-18, Class QD, 4.50%, 5/25/45		1,379	1,467,577
Interest Only:(15)
Series 2004-46, Class SI, 4.339%, (6.00% - 1 mo. USD LIBOR), 5/25/34(14)		888	131,769
Series 2005-17, Class SA, 5.039%, (6.70% - 1 mo. USD LIBOR), 3/25/35(14)		956	214,800
Series 2006-42, Class PI, 4.929%, (6.59% - 1 mo. USD LIBOR), 6/25/36(14)		1,417	290,561
Series 2006-44, Class IS, 4.939%, (6.60% - 1 mo. USD LIBOR), 6/25/36(14)		1,170	245,714
Series 2007-50, Class LS, 4.789%, (6.45% - 1 mo. USD LIBOR), 6/25/37(14)		983	187,678
Series 2008-26, Class SA, 4.539%, (6.20% - 1 mo. USD LIBOR), 4/25/38(14)		1,382	270,935
Series 2008-61, Class S, 4.439%, (6.10% - 1 mo. USD LIBOR), 7/25/38(14)		2,029	380,017
Series 2010-99, Class NS, 4.939%, (6.60% - 1 mo. USD LIBOR), 3/25/39(14)		17	72
Series 2010-109, Class PS, 4.939%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)		2,194	437,354
Series 2010-124, Class SJ, 4.389%, (6.05% - 1 mo. USD LIBOR), 11/25/38(14)		695	26,114
Series 2010-147, Class KS, 4.289%, (5.95% - 1 mo. USD LIBOR), 1/25/41(14)		2,800	408,162
Series 2010-150, Class GS, 5.089%, (6.75% - 1 mo. USD LIBOR), 1/25/21(14)		239	4,936
Series 2012-52, Class AI, 3.50%, 8/25/26		1,217	65,081
Series 2012-56, Class SU, 5.089%, (6.75% - 1 mo. USD LIBOR), 8/25/26(14)		85	1,942
Series 2012-63, Class EI, 3.50%, 8/25/40		2,016	77,691
Series 2012-103, Class GS, 4.439%, (6.10% - 1 mo. USD LIBOR), 2/25/40(14)		1,485	53,872
Series 2012-112, Class SB, 4.489%, (6.15% - 1 mo. USD LIBOR), 9/25/40(14)		3,175	288,244
Series 2012-118, Class IN, 3.50%, 11/25/42		3,304	470,002
Series 2012-150, Class PS, 4.489%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)		3,577	576,271
Series 2012-150, Class SK, 4.489%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)		1,983	311,211
Series 2013-23, Class CS, 4.589%, (6.25% - 1 mo. USD LIBOR), 3/25/33(14)		1,687	293,351
Series 2013-54, Class HS, 4.639%, (6.30% - 1 mo. USD LIBOR), 10/25/41(14)		967	66,173
Series 2014-32, Class EI, 4.00%, 6/25/44		713	109,412
Series 2014-55, Class IN, 3.50%, 7/25/44		1,922	231,685
Series 2014-80, Class BI, 3.00%, 12/25/44		3,373	387,145
Series 2014-89, Class IO, 3.50%, 1/25/45		1,499	179,306
Series 2015-14, Class KI, 3.00%, 3/25/45		3,545	395,865
Series 2015-17, Class SA, 4.539%, (6.20% - 1 mo. USD LIBOR), 11/25/43(14)		2,622	284,089
Series 2015-52, Class MI, 3.50%, 7/25/45		1,720	214,504
Series 2015-57, Class IO, 3.00%, 8/25/45		9,231	1,026,384
Series 2015-93, Class BS, 4.489%, (6.15% - 1 mo. USD LIBOR), 8/25/45(14)		3,001	510,624
Series 2017-46, Class NI, 3.00%, 8/25/42		2,597	190,369
Series 2018-21, Class IO, 3.00%, 4/25/48		4,070	465,222
Principal Only:(16)
Series 2006-8, Class WQ, 0.00%, 3/25/36		787	728,709
________________________________________________________________________________________________________
			$19,650,988
________________________________________________________________________________________________________
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41		$396	$389,533
Series 2013-131, Class GS, 1.719%, (3.50% - 1 mo. USD LIBOR), 6/20/43(14)		756	712,152
Series 2017-82, Class TZ, 2.50%, 2/16/43		42	41,590
Series 2019-97, Class ZC, 3.50%, 8/20/49		2,763	2,768,582
Series 2019-123, Class Z, 5.00%, 10/20/49		4,675	4,698,149
Series 2019-110, Class ZD, 3.50%, 9/20/49		2,970	2,977,526
Series 2019-151, Class HZ, 3.50%, 12/20/49		2,006	2,003,646
Series 2019-152, Class HZ, 3.50%, 12/20/49		2,306	2,304,945
Series 2019-158, Class ZJ, 3.50%, 12/20/49		5,005	5,018,307
Interest Only:(15)
Series 2017-121, Class DS, 2.842%, (4.50% - 1 mo. USD LIBOR), 8/20/47(14)		3,046	293,027
________________________________________________________________________________________________________
			$21,207,457
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations
(identified cost $74,101,623)			$67,548,239
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 7.1%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(6)(17)		$795	$764,369
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(6)(17)		1,605	1,392,877
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(6)		2,000	1,914,568
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.706%, 9/15/47(6)(17)		1,850	1,720,308
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.599%, 8/15/46(6)(17)		1,850	1,898,719
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.268%, 7/15/50(6)(17)		1,500	1,532,519
Series 2016-C29, Class D, 3.00%, 5/15/49(6)		1,000	845,240
Series 2016-C32, Class D, 3.396%, 12/15/49(6)(17)		250	213,486
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(6)		1,000	801,940
RETL Trust
Series 2019-RVP, Class B, 3.226%, (1 mo. USD LIBOR + 1.55%), 3/15/36(6)(10)		545	546,950
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.756%, 5/10/45(6)(17)		2,000	2,037,349
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.453%, 4/10/46(6)(17)		1,000	984,410
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.42%, 7/15/46(6)(17)		2,000	1,807,211
Series 2015-C31, Class D, 3.852%, 11/15/48		922	869,989
Series 2016-C35, Class D, 3.142%, 7/15/48(6)		1,000	892,957
Series 2016-C36, Class D, 2.942%, 11/15/59(6)		500	405,318
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities
(identified cost $17,628,066)			$18,628,210
________________________________________________________________________________________________________
Asset-Backed Securities — 17.7%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________

AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 8.741%, (3 mo. USD LIBOR + 6.91%), 1/15/32(6)(10)		$2,000	$1,975,001
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.081%, (3 mo. USD LIBOR + 6.18%), 11/10/30(6)(10)		1,000	956,826
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(6)(10)		1,000	1,001,574
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.181%, (3 mo. USD LIBOR + 6.35%), 1/15/29(6)(10)		1,000	1,001,501
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(6)(10)		1,000	976,810
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.819%, (3 mo. USD LIBOR + 6.00%), 7/18/29(6)(10)		2,000	1,995,287
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 8.579%, (3 mo. USD LIBOR + 6.76%), 4/20/31(6)(10)		1,250	1,255,158
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(6)(10)		2,000	1,818,949
Series 2014-4RA, Class D, 7.481%, (3 mo. USD LIBOR + 5.65%), 7/15/30(6)(10)		1,000	877,500
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(6)(10)		1,000	960,712
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.419%, (3 mo. USD LIBOR + 6.60%), 10/20/28(6)(10)		3,000	3,002,445
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(6)(10)		1,150	1,111,786
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(6)(10)		1,440	1,375,475
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.069%, (3 mo. USD LIBOR + 5.25%), 4/20/31(6)(10)		1,000	957,184
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(6)(10)		1,250	1,208,522
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 7.819%, (3 mo. USD LIBOR + 6.00%), 1/20/31(6)(10)		2,000	1,805,980
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 7.569%, (3 mo. USD LIBOR + 5.75%), 1/20/31(6)(10)		2,000	1,787,576
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.894%, (3 mo. USD LIBOR + 6.10%), 4/25/29(6)(10)		3,000	3,000,646
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 8.581%, (3 mo. USD LIBOR + 6.75%), 4/15/31(6)(10)		1,000	1,004,985
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 5.445%, (3 mo. USD LIBOR + 3.65%), 1/28/30(6)(10)		2,563	2,564,522
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 7.739%, (3 mo. USD LIBOR + 5.92%), 10/21/30(6)(10)		3,000	2,979,388
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.399%, (3 mo. USD LIBOR + 7.50%), 11/20/27(6)(10)		4,000	4,002,977
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(6)(10)		2,000	1,988,962
Series 2015-1A, Class DR2, 8.145%, (3 mo. USD LIBOR + 6.25%), 5/21/29(6)(10)		2,000	2,001,826
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 7.836%, (3 mo. USD LIBOR + 6.00%), 4/17/30(6)(10)		2,000	2,001,620
THL Credit Wind River CLO, Ltd.
Series 2017-1A, Class E, 8.239%, (3 mo. USD LIBOR + 6.42%), 4/18/29(6)(10)		1,050	1,053,630
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.019%, (3 mo. USD LIBOR + 6.20%), 10/20/31(6)(10)		2,000	1,932,612
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $46,852,419)			$46,599,454
________________________________________________________________________________________________________
Common Stocks — 0.5%
Security		Shares	Value
________________________________________________________________________________________________________
Automotive — 0.0%(8)
________________________________________________________________________________________________________
Dayco Products, LLC(18)(19)		8,898	$66,735
________________________________________________________________________________________________________
			$66,735
________________________________________________________________________________________________________
Electronics/Electrical — 0.0%(8)
________________________________________________________________________________________________________
Answers Corp.(5)(18)(19)		5,814	$11,512
________________________________________________________________________________________________________
			$11,512
________________________________________________________________________________________________________
Health Care — 0.0%
________________________________________________________________________________________________________
New Millennium Holdco, Inc.(5)(18)(19)		8,641	$0
________________________________________________________________________________________________________
			$0
________________________________________________________________________________________________________
Oil and Gas — 0.1%
________________________________________________________________________________________________________
AFG Holdings, Inc.(5)(18)(19)		3,122	$119,385
Samson Resources II, LLC, Class A(18)		4,171	87,591
Sunrise Oil Gas, Inc., Class A(5)(18)(19)		9,281	90,304
________________________________________________________________________________________________________
			$297,280
________________________________________________________________________________________________________
Publishing — 0.2%
________________________________________________________________________________________________________
ION Media Networks, Inc.(5)(18)(19)		1,357	$614,897
Tweddle Group, Inc.(5)(18)(19)		333	2,551
________________________________________________________________________________________________________
			$617,448
________________________________________________________________________________________________________
Radio and Television — 0.1%
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(18)(19)		11,266	$30,756
Cumulus Media, Inc., Class A(18)(19)		6,722	94,108
iHeartMedia, Inc., Class A(18)(19)		4,791	84,705
________________________________________________________________________________________________________
			$209,569
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.1%
________________________________________________________________________________________________________
David’s Bridal, Inc.(5)(18)(19)		4,108	$91,732
________________________________________________________________________________________________________
			$91,732
________________________________________________________________________________________________________
Total Common Stocks
(identified cost $807,850)			$1,294,276
________________________________________________________________________________________________________
Preferred Stocks — 0.0%(8)
Security		Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%(8)
________________________________________________________________________________________________________
David’s Bridal, LLC, Series A(5)(18)(19)		114	$9,120
David’s Bridal, LLC, Series B(5)(18)(19)		466	37,727
________________________________________________________________________________________________________
Total Preferred Stocks
(identified cost $37,727)			$46,847
________________________________________________________________________________________________________
Warrants — 0.0%
Security		Shares	Value

David’s Bridal, LLC, Exp. 11/26/22(5)(18)(19)		793	0
________________________________________________________________________________________________________
Total Warrants
(identified cost $0)			$0
________________________________________________________________________________________________________
Miscellaneous — 0.0%(8)
Security		Shares	Value
________________________________________________________________________________________________________
Oil and Gas — 0.0%(8)
________________________________________________________________________________________________________
Paragon Offshore Finance Company, Class A(18)(19)		270	$81
Paragon Offshore Finance Company, Class B(18)(19)		135	2,599
________________________________________________________________________________________________________
Total Miscellaneous
(identified cost $2,936)			$2,680
________________________________________________________________________________________________________
Short-Term Investments — 5.0%
U.S. Treasury Obligations — 0.4%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/20/20(20)	$1,000		$999,307
________________________________________________________________________________________________________
Total U.S. Treasury Obligations
(identified cost $999,221)			$999,307
________________________________________________________________________________________________________
Other — 4.6%
________________________________________________________________________________________________________
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(21)	12,042,268		$12,043,472
________________________________________________________________________________________________________
Total Other
(identified cost $12,042,799)			$12,043,472
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $13,042,020)			$13,042,779
________________________________________________________________________________________________________
Total Investments — 127.1%
(identified cost $337,356,870)			$334,334,109
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (27.1)%			$(71,354,704)
________________________________________________________________________________________________________
Net Assets — 100.0%			$262,979,405
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

* In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(3)

The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $97,848,481 or 37.2% of the Fund's net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(8)	Amount is less than 0.05%.
(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $32,918,697 or 12.5% of the Fund's net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(11)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine's GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(13)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(17)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(18)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(19)	Non-income producing security.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
USD	311,346	EUR	279,009	5/8/20	$136
EUR	113,598	USD	128,119	7/17/20	(902)
USD	955,403	EUR	847,116	7/17/20	6,724
___________________________________________________________________________________________________________
$5,958
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
EUR	1,426,996	USD	1,581,397	Standard Chartered Bank	2/4/20	$1,213	$—
USD	1,573,192	EUR	1,426,996	State Street Bank and Trust Company	2/4/20	—	(9,418)
EUR	208,807	USD	232,556	Australia and New Zealand Banking Group Limited	2/24/20	—	(696)
EUR	279,008	USD	310,741	Australia and New Zealand Banking Group Limited	2/24/20	—	(930)
EUR	733,518	USD	816,947	Australia and New Zealand Banking Group Limited	2/24/20	—	(2,445)
EUR	219,112	USD	244,296	Bank of America, N.A.	2/24/20	—	(993)
EUR	212,735	USD	237,400	Goldman Sachs International	2/24/20	—	(1,178)
USD	1,172,933	EUR	1,053,150	Australia and New Zealand Banking Group Limited	2/24/20	3,510	—
USD	481,235	EUR	431,847	Goldman Sachs International	2/24/20	1,710	—
USD	1,584,071	EUR	1,426,996	Standard Chartered Bank	3/3/20	—	(1,251)
USD	40,548	GBP	31,099	State Street Bank and Trust Company	3/31/20	—	(579)
___________________________________________________________________________________________________________
$6,433	$(17,490)
___________________________________________________________________________________________________________
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	6	Short	3/16/20	$(612,375)	$(9,375)
10-Year USD Deliverable Interest Rate Swap	18	Short	3/16/20	(1,887,469)	(50,203)
Euro-Bobl	4	Short	3/6/20	(598,709)	(3,726)
U.S. 10-Year Treasury Note	126	Long	3/20/20	16,588,688	236,250
U.S. Long Treasury Bond	7	Short	3/20/20	(1,144,719)	(26,086)
U.S. Ultra-Long Treasury Bond	101	Long	3/20/20	19,562,437	661,924
U.S. Ultra-Long Treasury Bond	6	Short	3/20/20	(1,162,125)	(29,836)
___________________________________________________________________________________________________________
$778,948
___________________________________________________________________________________________________________
Centrally Cleared Interest Rate Swaps
Notional Amount (000's omitted)	Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
EUR	550	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$6,201	$—	$6,201
USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(807)	—	(807)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(4,065)	(39)	(4,104)
USD	565	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	9/26/24	(4,590)	—	(4,590)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.52% (pays semi-annually)	9/27/24	(8,531)	—	(8,531)
USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(1,269)	—	(1,269)
USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(1,731)	—	(1,731)
USD	1,292	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(31,465)	—	(31,465)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(36,883)	—	(36,883)
USD	309	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(45,343)	140	(45,203)
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(32,799)	—	(32,799)
USD	796	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(87,607)	6,911	(80,696)
USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(132,367)	741	(131,626)
USD	1,201	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(62,595)	(1,037)	(63,632)
USD	107	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	636	—	636
USD	270	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	(1,306)	—	(1,306)
USD	413	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	(2,422)	—	(2,422)
USD	45	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	(327)	—	(327)
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/16/29	(20,602)	—	(20,602)
USD	671	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	10/22/29	(17,956)	—	(17,956)
USD	219	Receives	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	10/22/29	(5,349)	—	(5,349)
USD	915	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/12/29	(24,468)	—	(24,468)
USD	1,390	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/12/29	(36,236)	—	(36,236)
USD	325	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(9,306)	—	(9,306)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/23/40	(7,397)	—	(7,397)
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	1/27/40	(16,083)	—	(16,083)
USD	204	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	1/28/40	(5,204)	—	(5,204)
USD	47	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	1/30/40	(1,029)	—	(1,029)
USD	150	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(1,958)	—	(1,958)
USD	20	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(275)	—	(275)
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(146,930)	(267)	(147,197)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(56,959)	—	(56,959)
USD	59	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(865)	—	(865)
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(818)	—	(818)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	35	—	35
USD	180	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	3,578	—	3,578
USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	2,457	—	2,457
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	78	—	78
USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(452)	—	(452)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(34,332)	—	(34,332)
USD	97	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(6,898)	—	(6,898)
USD	410	Receives	3-month USD-LIBOR (pays quarterly)	1.88% (pays semi-annually)	11/21/49	(20,899)	—	(20,899)
USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(10,396)	—	(10,396)
USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(1,402)	—	(1,402)
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(5,387)	—	(5,387)
USD	307	Receives	3-month USD-LIBOR (pays quarterly)	2.05% (pays semi-annually)	12/30/49	(28,077)	—	(28,077)
USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(824)	—	(824)
USD	110	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(6,078)	—	(6,078)
USD	172	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	1/27/50	(8,377)	—	(8,377)
___________________________________________________________________________________________________________

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Total	$(915,679)	$6,449	$(909,230)
___________________________________________________________________________________________________________
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Brazil	$5,000	1.00% (pays quarterly)(1)	12/20/24	1.04%	$(4,171)	$(5,787)	$(9,958)
Colombia	5,000	1.00% (pays quarterly)(1)	12/20/24	0.82	48,697	(25,330)	23,367
Indonesia	4,760	1.00% (pays quarterly)(1)	12/20/24	0.68	77,014	(26,444)	50,570
Mexico	2,500	1.00% (pays quarterly)(1)	12/20/24	0.84	21,944	11,418	33,362
Peru	5,000	1.00% (pays quarterly)(1)	12/20/24	0.48	130,257	(116,701)	13,556
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.33	58,451	(32,302)	26,149
Russia	5,000	1.00% (pays quarterly)(1)	12/20/24	0.64	89,917	(43,899)	46,018
Saudi Arabia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.62	87,547	(30,514)	57,033
Turkey	500	1.00% (pays quarterly)(1)	6/20/20	0.37	1,824	6,364	8,188
Turkey	1,160	1.00% (pays quarterly)(1)	12/20/24	2.39	(71,517)	136,828	65,311
___________________________________________________________________________________________________________
Total	$36,420	$439,963	$(126,367)	$313,596
___________________________________________________________________________________________________________
Credit Default Swaps - Sell Protection
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly) (1)	12/20/21	0.16%	$85,022	$86,694	$171,716
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterlys) (1)	12/20/21	0.70	34,042	102,188	136,230
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly) (1)	12/20/22	0.60	25,093	18,416	43,509
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly) (1)	6/20/23	0.69	34,213	9,224	43,437
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly) (1)	12/20/21	0.10	39,845	3,890	43,735
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly) (1)	12/20/22	0.25	56,809	21,983	78,792
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly) (1)	12/20/21	0.17	36,829	(1,954)	34,875
___________________________________________________________________________________________________________
Total	$21,900	$311,853	$240,441	$552,294
___________________________________________________________________________________________________________

* If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $58,320,000.

** The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	-	Cost of Funds 11th District
DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
GDP	-	Gross Domestic Product
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $12,043,472, which represents 4.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$24,972,867	$58,785,488	$(71,715,617)	$1,573	$(839)	$12,043,472	$69,956	12,042,268

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Senior Floating-Rate Loans	$—	$77,992,293	$475,525	$78,467,818
Corporate Bonds & Notes	—	46,153,230	—	46,153,230
Foreign Government Securities	—	33,947,445	—	33,947,445
Sovereign Loans	—	3,739,588	—	3,739,588
Mortgage Pass-Throughs	—	24,863,543	—	24,863,543
Collateralized Mortgage Obligations	—	67,548,239	—	67,548,239
Commercial Mortgage-Backed Securities	—	18,628,210	—	18,628,210
Asset-Backed Securities	—	46,599,454	—	46,599,454
Common Stocks	209,569	154,326	930,381	1,294,276
Preferred Stocks	—	—	46,847	46,847
Warrants	—	—	0	0
Miscellaneous	—	2,680	—	2,680
Short-Term Investments	-
U.S. Treasury Obligations	—	999,307	—	999,307
Other	—	12,043,472	—	12,043,472
________________________________________________________________________________________________________
Total Investments	$209,569	$332,671,787	$1,452,753	$334,334,109
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$13,293	$—	$13,293
Futures Contracts	898,174	—	—	898,174
Swap Contracts	—	840,489	—	840,489
________________________________________________________________________________________________________
Total	$1,107,743	$333,525,569	$1,452,753	$336,086,065
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(18,392)	$—	$(18,392)
Futures Contracts	(119,226)	—	—	(119,226)
Swap Contracts	—	(1,004,352)	—	(1,004,352)
________________________________________________________________________________________________________
Total	$(119,226)	$(1,022,744)	$—	$(1,141,970)
________________________________________________________________________________________________________
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.